Change in Presentation Currency (Details 1) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2021 USD ($) $ / shares	Aug. 31, 2020 USD ($) $ / shares	Aug. 31, 2020 CAD ($) $ / shares	Aug. 31, 2019 USD ($) $ / shares	Aug. 31, 2019 CAD ($) $ / shares
IfrsStatementLineItems [Line Items]
General and administrative expense (Note 27)	$ 9,027	$ 7,679		$ 3,660
Net loss and comprehensive loss	$ 5,283	$ 12,145		$ 23,071
Earnings per share - basic and diluted | $ / shares	$ (0.02)	$ (0.07)		$ (0.17)
Previously stated [member]
IfrsStatementLineItems [Line Items]
General and administrative expense (Note 27)			$ (10,327)		$ (4,853)
Other income (expenses)			(5,895)		(25,565)
Net loss and comprehensive loss			$ (16,222)		$ (30,418)
Earnings per share - basic and diluted | $ / shares			$ (0.10)		$ (0.22)
Presentation Currency Change [Member]
IfrsStatementLineItems [Line Items]
General and administrative expense (Note 27)		$ 2,648		$ 1,193
Other income (expenses)		1,429		6,154
Net loss and comprehensive loss		$ 4,077		$ 7,347
Earnings per share - basic and diluted | $ / shares		$ 0.03		$ 0.05
Restateds [Member]
IfrsStatementLineItems [Line Items]
General and administrative expense (Note 27)		$ (7,679)		$ (3,660)
Other income (expenses)		(4,466)		(19,411)
Net loss and comprehensive loss		$ (12,145)		$ (23,071)
Earnings per share - basic and diluted | $ / shares		$ (0.07)		$ (0.17)